UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 40.3%
7,701,783	TIAA-CREF Bond Fund	$78,712,222
750,641	TIAA-CREF Bond Plus Fund	7,776,639
567,117	TIAA-CREF High-Yield Fund	5,761,904
	TOTAL FIXED INCOME	92,250,765

INFLATION-PROTECTED ASSETS - 10.0%
2,008,104	TIAA-CREF Inflation-Linked Bond Fund	22,832,144
	TOTAL INFLATION-PROTECTED ASSETS	22,832,144

INTERNATIONAL EQUITY - 12.5%
579,045	TIAA-CREF Emerging Markets Equity Fund	5,813,616
895,210	TIAA-CREF Enhanced International Equity Index Fund	6,731,981
261,143	TIAA-CREF Global Natural Resources Fund	2,444,303
984,817	TIAA-CREF International Equity Fund	10,123,918
347,468	TIAA-CREF International Opportunities Fund	3,439,937
	TOTAL INTERNATIONAL EQUITY	28,553,755

SHORT-TERM FIXED INCOME - 10.0%
25,404	TIAA-CREF Money Market Fund	25,404
2,231,323	TIAA-CREF Short-Term Bond Fund	23,094,188
	TOTAL SHORT-TERM FIXED INCOME	23,119,592

U.S. EQUITY - 27.3%
1,078,498	TIAA-CREF Enhanced Large-Cap Growth Index Fund	11,367,368
1,134,483	TIAA-CREF Enhanced Large-Cap Value Index Fund	11,208,687
853,718	TIAA-CREF Growth & Income Fund	9,928,739
866,781	TIAA-CREF Large-Cap Growth Fund	11,814,232
690,452	TIAA-CREF Large-Cap Value Fund	11,613,404
32,359	TIAA-CREF Mid-Cap Growth Fund	756,561
29,977	TIAA-CREF Mid-Cap Value Fund	648,694
283,069	TIAA-CREF Small-Cap Equity Fund	5,095,236
	TOTAL U.S. EQUITY	62,432,921

	TOTAL TIAA-CREF FUNDS	229,189,177
	(Cost $210,661,859)

	TOTAL INVESTMENTS - 100.1%	229,189,177
	(Cost $210,661,859)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(167,975)
	NET ASSETS - 100.0%	$229,021,202

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 38.8%
29,241,178	TIAA-CREF Bond Fund	$298,844,836
3,158,644	TIAA-CREF Bond Plus Fund	32,723,554
2,572,178	TIAA-CREF High-Yield Fund	26,133,333
	TOTAL FIXED INCOME	357,701,723

INFLATION-PROTECTED ASSETS - 7.2%
5,857,434	TIAA-CREF Inflation-Linked Bond Fund	66,599,022
	TOTAL INFLATION-PROTECTED ASSETS	66,599,022

INTERNATIONAL EQUITY - 14.4%
2,729,449	TIAA-CREF Emerging Markets Equity Fund	27,403,671
4,386,924	TIAA-CREF Enhanced International Equity Index Fund	32,989,666
1,193,346	TIAA-CREF Global Natural Resources Fund	11,169,717
4,491,165	TIAA-CREF International Equity Fund	46,169,174
1,497,510	TIAA-CREF International Opportunities Fund	14,825,348
	TOTAL INTERNATIONAL EQUITY	132,557,576

SHORT-TERM FIXED INCOME - 7.2%
49,789	TIAA-CREF Money Market Fund	49,789
6,458,767	TIAA-CREF Short-Term Bond Fund	66,848,242
	TOTAL SHORT-TERM FIXED INCOME	66,898,031

U.S. EQUITY - 32.0%
5,135,408	TIAA-CREF Enhanced Large-Cap Growth Index Fund	54,127,198
5,396,772	TIAA-CREF Enhanced Large-Cap Value Index Fund	53,320,106
4,035,105	TIAA-CREF Growth & Income Fund	46,928,272
4,073,992	TIAA-CREF Large-Cap Growth Fund	55,528,511
3,246,742	TIAA-CREF Large-Cap Value Fund	54,610,206
143,662	TIAA-CREF Mid-Cap Growth Fund	3,358,827
146,890	TIAA-CREF Mid-Cap Value Fund	3,178,690
1,328,943	TIAA-CREF Small-Cap Equity Fund	23,920,976
	TOTAL U.S. EQUITY	294,972,786

	TOTAL TIAA-CREF FUNDS	918,729,138
	(Cost $821,559,252)

	TOTAL INVESTMENTS - 99.6%	918,729,138
	(Cost $821,559,252)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,694,478
	NET ASSETS - 100.0%	$922,423,616

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 36.6%
40,535,067	TIAA-CREF Bond Fund	$414,268,383
5,684,695	TIAA-CREF Bond Plus Fund	58,893,442
4,692,598	TIAA-CREF High-Yield Fund	47,676,797
	TOTAL FIXED INCOME	520,838,622

INFLATION-PROTECTED ASSETS - 5.2%
6,539,438	TIAA-CREF Inflation-Linked Bond Fund	74,353,413
	TOTAL INFLATION-PROTECTED ASSETS	74,353,413

INTERNATIONAL EQUITY - 16.2%
4,687,550	TIAA-CREF Emerging Markets Equity Fund	47,062,997
7,804,915	TIAA-CREF Enhanced International Equity Index Fund	58,692,961
2,147,760	TIAA-CREF Global Natural Resources Fund	20,103,038
7,719,464	TIAA-CREF International Equity Fund	79,356,088
2,672,440	TIAA-CREF International Opportunities Fund	26,457,153
	TOTAL INTERNATIONAL EQUITY	231,672,237

SHORT-TERM FIXED INCOME - 5.3%
143,320	TIAA-CREF Money Market Fund	143,320
7,208,523	TIAA-CREF Short-Term Bond Fund	74,608,210
	TOTAL SHORT-TERM FIXED INCOME	74,751,530

U.S. EQUITY - 36.3%
9,011,959	TIAA-CREF Enhanced Large-Cap Growth Index Fund	94,986,048
9,536,211	TIAA-CREF Enhanced Large-Cap Value Index Fund	94,217,762
7,047,745	TIAA-CREF Growth & Income Fund	81,965,272
7,120,965	TIAA-CREF Large-Cap Growth Fund	97,058,750
5,684,451	TIAA-CREF Large-Cap Value Fund	95,612,469
278,461	TIAA-CREF Mid-Cap Growth Fund	6,510,424
264,880	TIAA-CREF Mid-Cap Value Fund	5,732,002
2,300,769	TIAA-CREF Small-Cap Equity Fund	41,413,847
	TOTAL U.S. EQUITY	517,496,574

	TOTAL TIAA-CREF FUNDS	1,419,112,376
	(Cost $1,326,602,621)

	TOTAL INVESTMENTS - 99.6%	1,419,112,376
	(Cost $1,326,602,621)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,161,137
	NET ASSETS - 100.0%	$1,424,273,513

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 32.6%
42,233,818	TIAA-CREF Bond Fund	$431,629,616
10,312,934	TIAA-CREF Bond Plus Fund	106,841,999
8,138,280	TIAA-CREF High-Yield Fund	82,684,929
	TOTAL FIXED INCOME	621,156,544

INFLATION-PROTECTED ASSETS - 3.2%
5,386,774	TIAA-CREF Inflation-Linked Bond Fund	61,247,624
	TOTAL INFLATION-PROTECTED ASSETS	61,247,624

INTERNATIONAL EQUITY - 18.7%
7,049,642	TIAA-CREF Emerging Markets Equity Fund	70,778,404
12,277,418	TIAA-CREF Enhanced International Equity Index Fund	92,326,184
3,296,685	TIAA-CREF Global Natural Resources Fund	30,856,968
11,708,075	TIAA-CREF International Equity Fund	120,359,016
4,238,036	TIAA-CREF International Opportunities Fund	41,956,559
	TOTAL INTERNATIONAL EQUITY	356,277,131

SHORT-TERM FIXED INCOME - 3.3%
190,186	TIAA-CREF Money Market Fund	190,186
5,997,109	TIAA-CREF Short-Term Bond Fund	62,070,075
	TOTAL SHORT-TERM FIXED INCOME	62,260,261

U.S. EQUITY - 41.8%
13,775,029	TIAA-CREF Enhanced Large-Cap Growth Index Fund	145,188,801
14,672,128	TIAA-CREF Enhanced Large-Cap Value Index Fund	144,960,622
10,835,131	TIAA-CREF Growth & Income Fund	126,012,570
10,962,565	TIAA-CREF Large-Cap Growth Fund	149,419,756
8,701,061	TIAA-CREF Large-Cap Value Fund	146,351,844
440,860	TIAA-CREF Mid-Cap Growth Fund	10,307,308
432,163	TIAA-CREF Mid-Cap Value Fund	9,351,997
3,573,306	TIAA-CREF Small-Cap Equity Fund	64,319,510
	TOTAL U.S. EQUITY	795,912,408

	TOTAL TIAA-CREF FUNDS	1,896,853,968
	(Cost $1,741,248,301)

	TOTAL INVESTMENTS - 99.6%	1,896,853,968
	(Cost $1,741,248,301)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	6,853,000
	NET ASSETS - 100.0%	$1,903,706,968

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 28.6%
28,716,308	TIAA-CREF Bond Fund	$293,480,664
13,753,400	TIAA-CREF Bond Plus Fund	142,485,223
9,872,652	TIAA-CREF High-Yield Fund	100,306,141
	TOTAL FIXED INCOME	536,272,028

INFLATION-PROTECTED ASSETS - 1.2%
2,026,504	TIAA-CREF Inflation-Linked Bond Fund	23,041,356
	TOTAL INFLATION-PROTECTED ASSETS	23,041,356

INTERNATIONAL EQUITY - 21.1%
7,754,657	TIAA-CREF Emerging Markets Equity Fund	77,856,760
13,917,875	TIAA-CREF Enhanced International Equity Index Fund	104,662,422
3,637,690	TIAA-CREF Global Natural Resources Fund	34,048,775
12,852,061	TIAA-CREF International Equity Fund	132,119,188
4,757,785	TIAA-CREF International Opportunities Fund	47,102,071
	TOTAL INTERNATIONAL EQUITY	395,789,216

SHORT-TERM FIXED INCOME - 1.3%
187,533	TIAA-CREF Money Market Fund	187,533
2,253,441	TIAA-CREF Short-Term Bond Fund	23,323,113
	TOTAL SHORT-TERM FIXED INCOME	23,510,646

U.S. EQUITY - 47.4%
15,390,339	TIAA-CREF Enhanced Large-Cap Growth Index Fund	162,214,176
16,388,702	TIAA-CREF Enhanced Large-Cap Value Index Fund	161,920,376
12,074,604	TIAA-CREF Growth & Income Fund	140,427,642
12,209,069	TIAA-CREF Large-Cap Growth Fund	166,409,616
9,696,462	TIAA-CREF Large-Cap Value Fund	163,094,485
486,793	TIAA-CREF Mid-Cap Growth Fund	11,381,227
495,572	TIAA-CREF Mid-Cap Value Fund	10,724,187
3,977,072	TIAA-CREF Small-Cap Equity Fund	71,587,301
	TOTAL U.S. EQUITY	887,759,010

	TOTAL TIAA-CREF FUNDS	1,866,372,256
	(Cost $1,685,429,311)

	TOTAL INVESTMENTS - 99.6%	1,866,372,256
	(Cost $1,685,429,311)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	7,017,540
	NET ASSETS - 100.0%	$1,873,389,796

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 23.1%
14,520,941	TIAA-CREF Bond Fund	$148,404,014
15,334,323	TIAA-CREF Bond Plus Fund	158,863,591
10,509,641	TIAA-CREF High-Yield Fund	106,777,949
	TOTAL FIXED INCOME	414,045,554

INTERNATIONAL EQUITY - 23.5%
8,222,313	TIAA-CREF Emerging Markets Equity Fund	82,552,025
15,126,415	TIAA-CREF Enhanced International Equity Index Fund	113,750,638
3,832,310	TIAA-CREF Global Natural Resources Fund	35,870,423
13,649,080	TIAA-CREF International Equity Fund	140,312,541
5,063,326	TIAA-CREF International Opportunities Fund	50,126,931
	TOTAL INTERNATIONAL EQUITY	422,612,558

SHORT-TERM FIXED INCOME - 0.0%
180,361	TIAA-CREF Money Market Fund	180,361
	TOTAL SHORT-TERM FIXED INCOME	180,361

U.S. EQUITY - 53.0%
16,569,219	TIAA-CREF Enhanced Large-Cap Growth Index Fund	174,639,569
17,494,283	TIAA-CREF Enhanced Large-Cap Value Index Fund	172,843,519
12,929,196	TIAA-CREF Growth & Income Fund	150,366,547
13,063,152	TIAA-CREF Large-Cap Growth Fund	178,050,758
10,424,552	TIAA-CREF Large-Cap Value Fund	175,340,962
529,428	TIAA-CREF Mid-Cap Growth Fund	12,378,027
547,101	TIAA-CREF Mid-Cap Value Fund	11,839,260
4,220,904	TIAA-CREF Small-Cap Equity Fund	75,976,276
	TOTAL U.S. EQUITY	951,434,918

	TOTAL TIAA-CREF FUNDS	1,788,273,391
	(Cost $1,579,966,261)

	TOTAL INVESTMENTS - 99.6%	1,788,273,391
	(Cost $1,579,966,261)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	6,843,371
	NET ASSETS - 100.0%	$1,795,116,762

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 15.1%
4,243,619	TIAA-CREF Bond Fund	$43,369,785
11,733,940	TIAA-CREF Bond Plus Fund	121,563,615
10,815,154	TIAA-CREF High-Yield Fund	109,881,965
	TOTAL FIXED INCOME	274,815,365

INTERNATIONAL EQUITY - 25.9%
9,115,123	TIAA-CREF Emerging Markets Equity Fund	91,515,838
17,176,610	TIAA-CREF Enhanced International Equity Index Fund	129,168,110
4,281,887	TIAA-CREF Global Natural Resources Fund	40,078,464
15,148,167	TIAA-CREF International Equity Fund	155,723,160
5,725,416	TIAA-CREF International Opportunities Fund	56,681,621
	TOTAL INTERNATIONAL EQUITY	473,167,193

SHORT-TERM FIXED INCOME - 0.0%
186,382	TIAA-CREF Money Market Fund	186,382
	TOTAL SHORT-TERM FIXED INCOME	186,382

U.S. EQUITY - 58.6%
18,703,638	TIAA-CREF Enhanced Large-Cap Growth Index Fund	197,136,340
19,518,813	TIAA-CREF Enhanced Large-Cap Value Index Fund	192,845,871
14,448,258	TIAA-CREF Growth & Income Fund	168,033,235
14,552,786	TIAA-CREF Large-Cap Growth Fund	198,354,479
11,801,573	TIAA-CREF Large-Cap Value Fund	198,502,466
602,135	TIAA-CREF Mid-Cap Growth Fund	14,077,917
619,044	TIAA-CREF Mid-Cap Value Fund	13,396,122
4,748,421	TIAA-CREF Small-Cap Equity Fund	85,471,571
	TOTAL U.S. EQUITY	1,067,818,001

	TOTAL TIAA-CREF FUNDS	1,815,986,941
	(Cost $1,571,767,647)

	TOTAL INVESTMENTS - 99.6%	1,815,986,941
	(Cost $1,571,767,647)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	8,025,245
	NET ASSETS - 100.0%	$1,824,012,186

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.1%
9,502,654	TIAA-CREF Bond Plus Fund	$98,447,491
14,431,809	TIAA-CREF High-Yield Fund	146,627,183
	TOTAL FIXED INCOME	245,074,674

INTERNATIONAL EQUITY - 27.5%
12,835,003	TIAA-CREF Emerging Markets Equity Fund	128,863,428
24,337,305	TIAA-CREF Enhanced International Equity Index Fund	183,016,530
5,940,488	TIAA-CREF Global Natural Resources Fund	55,602,971
21,269,527	TIAA-CREF International Equity Fund	218,650,733
8,194,919	TIAA-CREF International Opportunities Fund	81,129,698
	TOTAL INTERNATIONAL EQUITY	667,263,360

SHORT-TERM FIXED INCOME - 0.0%
273,254	TIAA-CREF Money Market Fund	273,254
	TOTAL SHORT-TERM FIXED INCOME	273,254

U.S. EQUITY - 62.0%
26,215,666	TIAA-CREF Enhanced Large-Cap Growth Index Fund	276,313,118
27,635,526	TIAA-CREF Enhanced Large-Cap Value Index Fund	273,039,000
20,268,017	TIAA-CREF Growth & Income Fund	235,717,041
20,693,991	TIAA-CREF Large-Cap Growth Fund	282,059,097
16,576,923	TIAA-CREF Large-Cap Value Fund	278,823,843
849,673	TIAA-CREF Mid-Cap Growth Fund	19,865,353
901,004	TIAA-CREF Mid-Cap Value Fund	19,497,729
6,744,580	TIAA-CREF Small-Cap Equity Fund	121,402,440
	TOTAL U.S. EQUITY	1,506,717,621

	TOTAL TIAA-CREF FUNDS	2,419,328,909
	(Cost $2,064,082,425)

	TOTAL INVESTMENTS - 99.6%	2,419,328,909
	(Cost $2,064,082,425)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	9,830,808
	NET ASSETS - 100.0%	$2,429,159,717

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.1%
2,562,607	TIAA-CREF Bond Plus Fund	$26,548,607
3,891,732	TIAA-CREF High-Yield Fund	39,540,000
	TOTAL FIXED INCOME	66,088,607

INTERNATIONAL EQUITY - 27.4%
3,408,872	TIAA-CREF Emerging Markets Equity Fund	34,225,079
6,550,736	TIAA-CREF Enhanced International Equity Index Fund	49,261,534
1,643,147	TIAA-CREF Global Natural Resources Fund	15,379,860
5,745,015	TIAA-CREF International Equity Fund	59,058,756
2,282,203	TIAA-CREF International Opportunities Fund	22,593,814
	TOTAL INTERNATIONAL EQUITY	180,519,043

SHORT-TERM FIXED INCOME - 0.0%
73,286	TIAA-CREF Money Market Fund	73,286
	TOTAL SHORT-TERM FIXED INCOME	73,286

U.S. EQUITY - 61.8%
7,072,703	TIAA-CREF Enhanced Large-Cap Growth Index Fund	74,546,293
7,450,675	TIAA-CREF Enhanced Large-Cap Value Index Fund	73,612,665
5,523,497	TIAA-CREF Growth & Income Fund	64,238,265
5,585,555	TIAA-CREF Large-Cap Growth Fund	76,131,113
4,438,381	TIAA-CREF Large-Cap Value Fund	74,653,571
233,302	TIAA-CREF Mid-Cap Growth Fund	5,454,611
235,048	TIAA-CREF Mid-Cap Value Fund	5,086,433
1,821,186	TIAA-CREF Small-Cap Equity Fund	32,781,354
	TOTAL U.S. EQUITY	406,504,305

	TOTAL TIAA-CREF FUNDS	653,185,241
	(Cost $562,116,167)

	TOTAL INVESTMENTS - 99.3%	653,185,241
	(Cost $562,116,167)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	4,615,452
	NET ASSETS - 100.0%	$657,800,693

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 10.1%
1,412,185	TIAA-CREF Bond Plus Fund	$14,630,242
2,153,775	TIAA-CREF High-Yield Fund	21,882,349
	TOTAL FIXED INCOME	36,512,591

INTERNATIONAL EQUITY - 27.5%
1,873,220	TIAA-CREF Emerging Markets Equity Fund	18,807,129
3,609,372	TIAA-CREF Enhanced International Equity Index Fund	27,142,475
905,173	TIAA-CREF Global Natural Resources Fund	8,472,420
3,175,048	TIAA-CREF International Equity Fund	32,639,490
1,280,501	TIAA-CREF International Opportunities Fund	12,676,959
	TOTAL INTERNATIONAL EQUITY	99,738,473

SHORT-TERM FIXED INCOME - 0.0%
40,285	TIAA-CREF Money Market Fund	40,285
	TOTAL SHORT-TERM FIXED INCOME	40,285

U.S. EQUITY - 61.8%
3,908,033	TIAA-CREF Enhanced Large-Cap Growth Index Fund	41,190,664
4,116,969	TIAA-CREF Enhanced Large-Cap Value Index Fund	40,675,652
3,053,933	TIAA-CREF Growth & Income Fund	35,517,240
3,080,149	TIAA-CREF Large-Cap Growth Fund	41,982,426
2,452,631	TIAA-CREF Large-Cap Value Fund	41,253,253
129,358	TIAA-CREF Mid-Cap Growth Fund	3,024,401
126,423	TIAA-CREF Mid-Cap Value Fund	2,735,784
1,005,903	TIAA-CREF Small-Cap Equity Fund	18,106,255
	TOTAL U.S. EQUITY	224,485,675

	TOTAL TIAA-CREF FUNDS	360,777,024
	(Cost $312,291,762)

	TOTAL INVESTMENTS - 99.4%	360,777,024
	(Cost $312,291,762)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	2,290,488
	NET ASSETS - 100.0%	$363,067,512

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.0%(a)

FIXED INCOME - 10.1%
154,890	TIAA-CREF Bond Plus Fund	$1,604,665
236,915	TIAA-CREF High-Yield Fund	2,407,055
	TOTAL FIXED INCOME	4,011,720

INTERNATIONAL EQUITY - 27.3%
203,653	TIAA-CREF Emerging Markets Equity Fund	2,044,678
395,948	TIAA-CREF Enhanced International Equity Index Fund	2,977,533
94,560	TIAA-CREF Global Natural Resources Fund	885,081
348,061	TIAA-CREF International Equity Fund	3,578,062
147,316	TIAA-CREF International Opportunities Fund	1,458,429
	TOTAL INTERNATIONAL EQUITY	10,943,783

SHORT-TERM FIXED INCOME - 0.0%
4,372	TIAA-CREF Money Market Fund	4,372
	TOTAL SHORT-TERM FIXED INCOME	4,372

U.S. EQUITY - 61.6%
428,724	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,518,749
452,412	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,469,835
335,552	TIAA-CREF Growth & Income Fund	3,902,475
339,029	TIAA-CREF Large-Cap Growth Fund	4,620,959
270,404	TIAA-CREF Large-Cap Value Fund	4,548,198
14,247	TIAA-CREF Mid-Cap Growth Fund	333,103
13,590	TIAA-CREF Mid-Cap Value Fund	294,091
110,504	TIAA-CREF Small-Cap Equity Fund	1,989,072
	TOTAL U.S. EQUITY	24,676,482

	TOTAL TIAA-CREF FUNDS	39,636,357
	(Cost $36,356,490)

	TOTAL INVESTMENTS - 99.0%	39,636,357
	(Cost $36,356,490)
	OTHER ASSETS & LIABILITIES, NET - 1.0%	398,098
	NET ASSETS - 100.0%	$40,034,455

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investments transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2013, there were no transfers between levels by the Funds.

As of August 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle Retirement Income
TIAA-CREF Bond	$83,575,611	$2,339,996	$4,718,375	$(286,648)	$492,416	$78,712,222
TIAA-CREF Bond Plus	1,130,120	6,747,284	17,477	(938)	22,116	7,776,639
TIAA-CREF Emerging Markets Equity	6,537,626	399,154	528,532	(59,882)	—	5,813,616
TIAA-CREF Enhanced International Equity Index	7,297,000	457,993	1,045,219	20,340	—	6,731,981
TIAA-CREF Enhanced Large-Cap Growth Index	11,252,000	754,131	726,207	(5,434)	—	11,367,368
TIAA-CREF Enhanced Large-Cap Value Index	12,190,046	229,762	1,349,434	67,982	—	11,208,687
TIAA-CREF Global Natural Resources	2,798,757	128,514	421,651	(42,942)	—	2,444,303
TIAA-CREF Growth & Income	10,467,054	116,036	771,454	23,905	38,775	9,928,739
TIAA-CREF High-Yield	5,697,995	362,413	94,597	(5,059)	79,391	5,761,904
TIAA-CREF Inflation-Linked Bond	10,797,949	13,019,360	273,029	(20,814)	155,016	22,832,144
TIAA-CREF International Equity	9,585,972	954,067	462,596	(1,363)	—	10,123,918
TIAA-CREF International Opportunities	1,695,347	1,809,478	—	—	—	3,439,937
TIAA-CREF Large-Cap Growth	11,482,605	593,683	529,439	996	—	11,814,232
TIAA-CREF Large-Cap Value	12,389,440	288,302	1,207,668	27,175	—	11,613,404
TIAA-CREF Mid-Cap Growth	573,132	222,979	59,286	(143)	—	756,561
TIAA-CREF Mid-Cap Value	710,770	18,402	88,007	3,470	—	648,694
TIAA-CREF Money Market	742,186	3,155	719,938	—	2	25,404
TIAA-CREF Short-Term Bond	34,312,701	1,043,785	11,897,662	(174,316)	90,830	23,094,188
TIAA-CREF Small-Cap Equity	5,150,985	143,868	429,132	19,633	—	5,095,236
	$228,387,296	$29,632,362	$25,339,703	$(434,038)	$878,546	$229,189,177
13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle 2010
TIAA-CREF Bond	$318,107,409	$5,518,835	$15,303,225	$(708,371)	$1,874,944	$298,844,836
TIAA-CREF Bond Plus	7,838,148	25,283,363	—	—	106,901	32,723,554
TIAA-CREF Emerging Markets Equity	30,345,106	1,106,579	1,284,975	(148,955)	—	27,403,671
TIAA-CREF Enhanced International Equity Index	35,636,936	1,040,220	3,793,334	253,422	—	32,989,666
TIAA-CREF Enhanced Large-Cap Growth Index	54,315,479	1,608,031	2,173,219	223,540	—	54,127,198
TIAA-CREF Enhanced Large-Cap Value Index	58,640,965	—	5,971,602	1,006,769	—	53,320,106
TIAA-CREF Global Natural Resources	13,047,961	147,363	1,736,020	(175,358)	—	11,169,717
TIAA-CREF Growth & Income	50,233,038	—	3,847,326	607,890	184,389	46,928,272
TIAA-CREF High-Yield	26,348,542	770,672	48,273	(1,871)	364,568	26,133,333
TIAA-CREF Inflation-Linked Bond	44,623,959	25,114,677	590,784	(56,938)	445,681	66,599,022
TIAA-CREF International Equity	45,850,953	1,267,004	1,206,501	87,213	—	46,169,174
TIAA-CREF International Opportunities	7,994,147	7,132,495	—	—	—	14,825,348
TIAA-CREF Large-Cap Growth	53,835,122	1,467,200	1,037,334	16,505	—	55,528,511
TIAA-CREF Large-Cap Value	58,139,832	653,208	4,881,752	520,873	—	54,610,206
TIAA-CREF Mid-Cap Growth	2,926,880	472,246	139,179	32,926	—	3,358,827
TIAA-CREF Mid-Cap Value	3,585,300	3,424	449,168	125,239	—	3,178,690
TIAA-CREF Money Market	3,216,212	12,543	3,178,967	—	8	49,789
TIAA-CREF Short-Term Bond	85,643,179	2,927,511	20,782,757	(304,694)	253,008	66,848,242
TIAA-CREF Small-Cap Equity	24,520,217	223,745	1,919,495	311,523	—	23,920,976
	$924,849,385	$74,749,116	$68,343,911	$1,789,713	$3,229,499	$918,729,138
Lifecycle 2015
TIAA-CREF Bond	$429,565,327	$9,351,966	$11,754,318	$345,802	$2,564,433	$414,268,383
TIAA-CREF Bond Plus	19,573,642	40,196,463	9,526	219	217,019	58,893,442
TIAA-CREF Emerging Markets Equity	50,504,931	2,321,035	1,109,821	80,966	—	47,062,997
TIAA-CREF Enhanced International Equity Index	61,155,958	2,915,943	5,514,397	1,047,014	—	58,692,961
TIAA-CREF Enhanced Large-Cap Growth Index	92,164,500	5,756,685	3,580,914	999,506	—	94,986,048
TIAA-CREF Enhanced Large-Cap Value Index	99,566,848	84,021	6,454,120	2,135,870	—	94,217,762
TIAA-CREF Global Natural Resources	21,677,967	422,855	1,501,657	(9,409)	—	20,103,038
TIAA-CREF Growth & Income	84,818,631	417,986	4,167,187	1,538,278	312,159	81,965,272
TIAA-CREF High-Yield	47,329,501	2,073,653	35,936	4,240	658,901	47,676,797
TIAA-CREF Inflation-Linked Bond	69,068,996	9,908,568	1,148,711	171,249	478,345	74,353,413
TIAA-CREF International Equity	76,620,389	3,709,079	1,359,146	354,908	—	79,356,088
TIAA-CREF International Opportunities	13,560,317	13,435,084	—	—	—	26,457,153
TIAA-CREF Large-Cap Growth	92,252,243	4,283,357	1,575,525	753,905	—	97,058,750
TIAA-CREF Large-Cap Value	99,645,543	1,296,280	6,423,664	2,326,971	—	95,612,469
TIAA-CREF Mid-Cap Growth	5,180,942	1,391,394	238,162	70,938	—	6,510,424
TIAA-CREF Mid-Cap Value	6,289,369	35,225	659,499	233,007	—	5,732,002
TIAA-CREF Money Market	4,765,963	4,470	4,627,114	—	11	143,320
TIAA-CREF Short-Term Bond	71,207,184	6,038,872	1,793,627	80,066	259,212	74,608,210
TIAA-CREF Small-Cap Equity	41,483,737	210,226	2,107,797	837,992	—	41,413,847
	$1,386,431,988	$103,853,162	$54,061,121	$10,971,522	$4,490,080	$1,419,112,376
14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle 2020
TIAA-CREF Bond	$446,266,526	$13,448,423	$14,606,191	$356,117	$2,683,446	$431,629,616
TIAA-CREF Bond Plus	51,212,604	57,593,821	—	—	460,264	106,841,999
TIAA-CREF Emerging Markets Equity	74,682,972	4,039,563	1,002,743	94,065	—	70,778,404
TIAA-CREF Enhanced International Equity Index	93,460,287	5,883,228	7,145,630	1,493,731	—	92,326,184
TIAA-CREF Enhanced Large-Cap Growth Index	139,954,497	8,990,835	4,778,719	1,833,123	—	145,188,801
TIAA-CREF Enhanced Large-Cap Value Index	151,149,214	388,727	8,074,192	3,117,176	—	144,960,622
TIAA-CREF Global Natural Resources	32,067,020	709,444	1,176,255	(7,313)	—	30,856,968
TIAA-CREF Growth & Income	128,279,547	1,869,312	5,470,169	2,121,895	472,745	126,012,570
TIAA-CREF High-Yield	79,903,196	5,650,224	—	—	1,125,461	82,684,929
TIAA-CREF Inflation-Linked Bond	55,048,452	9,157,029	88,889	10,147	387,442	61,247,624
TIAA-CREF International Equity	114,118,991	6,590,650	918,251	252,579	—	120,359,016
TIAA-CREF International Opportunities	20,360,567	22,441,360	—	—	—	41,956,559
TIAA-CREF Large-Cap Growth	138,496,927	9,024,136	1,312,730	652,660	—	149,419,756
TIAA-CREF Large-Cap Value	149,655,699	2,179,234	7,054,315	2,628,606	—	146,351,844
TIAA-CREF Mid-Cap Growth	8,163,985	2,180,026	332,523	97,369	—	10,307,308
TIAA-CREF Mid-Cap Value	9,837,430	23,888	601,540	212,888	—	9,351,997
TIAA-CREF Money Market	6,270,815	8,330	6,088,959	—	15	190,186
TIAA-CREF Short-Term Bond	56,870,648	5,868,017	—	—	210,095	62,070,075
TIAA-CREF Small-Cap Equity	62,578,229	1,595,961	2,604,091	1,191,638	—	64,319,510
	$1,818,377,606	$157,642,208	$61,255,197	$14,054,681	$5,339,468	$1,896,853,968
Lifecycle 2025
TIAA-CREF Bond	$312,737,397	$12,164,584	$21,967,753	$336,909	$1,872,833	$293,480,664
TIAA-CREF Bond Plus	85,012,645	60,620,033	101,754	2,544	689,346	142,485,223
TIAA-CREF Emerging Markets Equity	81,478,739	4,574,032	585,258	59,940	—	77,856,760
TIAA-CREF Enhanced International Equity Index	104,442,692	7,016,808	6,905,631	1,528,229	—	104,662,422
TIAA-CREF Enhanced Large-Cap Growth Index	155,785,407	10,086,088	4,810,173	1,916,001	—	162,214,176
TIAA-CREF Enhanced Large-Cap Value Index	168,121,592	365,649	8,202,899	3,231,182	—	161,920,376
TIAA-CREF Global Natural Resources	34,886,249	925,158	937,995	(13,345)	—	34,048,775
TIAA-CREF Growth & Income	142,047,824	1,890,597	4,959,220	2,042,148	524,830	140,427,642
TIAA-CREF High-Yield	95,641,776	8,221,760	101,754	14,905	1,356,050	100,306,141
TIAA-CREF Inflation-Linked Bond	19,370,682	4,744,964	29,247	1,046	140,045	23,041,356
TIAA-CREF International Equity	125,150,022	6,859,814	522,082	143,852	—	132,119,188
TIAA-CREF International Opportunities	22,574,620	25,465,849	—	—	—	47,102,071
TIAA-CREF Large-Cap Growth	153,926,390	9,729,215	818,437	420,907	—	166,409,616
TIAA-CREF Large-Cap Value	166,402,066	2,133,499	7,150,892	2,684,916	—	163,094,485
TIAA-CREF Mid-Cap Growth	9,348,682	2,049,189	361,524	118,907	—	11,381,227
TIAA-CREF Mid-Cap Value	11,191,388	47,545	618,941	228,222	—	10,724,187
TIAA-CREF Money Market	6,138,167	9,000	5,959,635	—	14	187,533
TIAA-CREF Short-Term Bond	20,112,164	3,557,952	101,754	784	77,351	23,323,113
TIAA-CREF Small-Cap Equity	69,383,222	1,685,526	2,529,310	1,226,464	—	71,587,301
	$1,783,751,724	$162,147,262	$66,664,259	$13,943,611	$4,660,469	$1,866,372,256
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle 2030
TIAA-CREF Bond	$175,315,885	$8,082,567	$29,727,253	$(154,859)	$1,021,311	$148,404,014
TIAA-CREF Bond Plus	100,287,296	62,207,665	109,125	2,728	796,483	158,863,591
TIAA-CREF Emerging Markets Equity	85,645,615	5,181,008	224,483	22,991	—	82,552,025
TIAA-CREF Enhanced International Equity Index	111,840,167	8,241,878	6,379,172	1,446,064	—	113,750,638
TIAA-CREF Enhanced Large-Cap Growth Index	165,773,346	11,656,741	4,024,364	1,626,334	—	174,639,569
TIAA-CREF Enhanced Large-Cap Value Index	178,829,225	472,813	8,196,782	3,266,950	—	172,843,519
TIAA-CREF Global Natural Resources	36,479,991	1,250,546	991,661	(14,084)	—	35,870,423
TIAA-CREF Growth & Income	150,972,557	1,986,014	4,114,953	1,739,829	560,021	150,366,547
TIAA-CREF High-Yield	100,931,130	9,533,024	19,962	2,378	1,442,490	106,777,949
TIAA-CREF International Equity	131,975,290	7,979,479	303,281	83,239	—	140,312,541
TIAA-CREF International Opportunities	24,014,100	27,067,366	—	—	—	50,126,931
TIAA-CREF Large-Cap Growth	164,489,862	10,477,165	714,969	384,700	—	178,050,758
TIAA-CREF Large-Cap Value	177,470,325	2,298,054	6,174,027	2,378,411	—	175,340,962
TIAA-CREF Mid-Cap Growth	10,159,137	2,176,400	336,293	124,572	—	12,378,027
TIAA-CREF Mid-Cap Value	12,117,154	65,055	451,735	169,902	—	11,839,260
TIAA-CREF Money Market	5,863,894	10,025	5,693,557	—	14	180,361
TIAA-CREF Small-Cap Equity	73,643,232	1,005,339	1,910,016	960,332	—	75,976,276
	$1,705,808,206	$159,691,139	$69,371,633	$12,039,487	$3,820,319	$1,788,273,391
Lifecycle 2035
TIAA-CREF Bond	$42,782,515	$14,420,005	$12,471,226	$(377,940)	$246,867	$43,369,785
TIAA-CREF Bond Plus	101,203,549	23,986,794	277,854	6,793	748,193	121,563,615
TIAA-CREF Emerging Markets Equity	94,594,114	5,823,964	—	—	—	91,515,838
TIAA-CREF Enhanced International Equity Index	125,484,765	9,593,276	5,927,400	1,416,262	—	129,168,110
TIAA-CREF Enhanced Large-Cap Growth Index	185,180,843	14,772,544	4,211,356	1,737,919	—	197,136,340
TIAA-CREF Enhanced Large-Cap Value Index	199,809,557	642,441	9,575,522	3,867,393	—	192,845,871
TIAA-CREF Global Natural Resources	40,303,873	1,386,431	654,264	(7,321)	—	40,078,464
TIAA-CREF Growth & Income	168,141,734	2,367,740	4,182,321	1,827,235	625,196	168,033,235
TIAA-CREF High-Yield	101,792,402	12,023,579	196,394	22,404	1,468,367	109,881,965
TIAA-CREF International Equity	145,987,401	9,052,855	57,307	15,548	—	155,723,160
TIAA-CREF International Opportunities	26,767,938	30,926,966	—	—	—	56,681,621
TIAA-CREF Large-Cap Growth	183,399,227	11,081,766	379,058	198,886	—	198,354,479
TIAA-CREF Large-Cap Value	198,042,205	2,712,970	4,081,560	1,788,446	—	198,502,466
TIAA-CREF Mid-Cap Growth	11,536,062	2,450,567	343,314	136,476	—	14,077,917
TIAA-CREF Mid-Cap Value	13,717,313	78,475	525,428	202,077	—	13,396,122
TIAA-CREF Money Market	5,706,777	14,070	5,534,465	—	13	186,382
TIAA-CREF Small-Cap Equity	82,049,743	1,273,123	1,445,884	729,132	—	85,471,571
	$1,726,500,018	$142,607,566	$49,863,353	$11,563,310	$3,088,636	$1,815,986,941
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle 2040
TIAA-CREF Bond Plus	$90,328,914	$11,659,207	$619,894	$9,135	$619,098	$98,447,491
TIAA-CREF Emerging Markets Equity	133,374,861	8,042,434	—	—	—	128,863,428
TIAA-CREF Enhanced International Equity Index	178,254,309	12,707,969	7,973,533	1,937,420	—	183,016,530
TIAA-CREF Enhanced Large-Cap Growth Index	262,609,814	17,302,919	5,559,340	2,293,793	—	276,313,118
TIAA-CREF Enhanced Large-Cap Value Index	283,365,227	328,256	13,429,508	5,443,436	—	273,039,000
TIAA-CREF Global Natural Resources	56,610,060	2,024,300	1,691,213	(12,449)	—	55,602,971
TIAA-CREF Growth & Income	238,243,202	1,007,283	5,943,226	2,602,836	885,435	235,717,041
TIAA-CREF High-Yield	136,933,719	15,761,474	1,017,646	102,880	1,968,929	146,627,183
TIAA-CREF International Equity	205,893,929	11,721,652	15,506	4,237	—	218,650,733
TIAA-CREF International Opportunities	37,911,006	44,679,141	—	—	—	81,129,698
TIAA-CREF Large-Cap Growth	259,744,245	16,848,662	593,347	309,990	—	282,059,097
TIAA-CREF Large-Cap Value	280,496,335	3,571,519	7,803,144	3,425,233	—	278,823,843
TIAA-CREF Mid-Cap Growth	16,501,708	3,228,226	492,417	217,035	—	19,865,353
TIAA-CREF Mid-Cap Value	19,595,356	191,317	459,775	174,637	—	19,497,729
TIAA-CREF Money Market	7,692,364	40,987	7,460,097	—	19	273,254
TIAA-CREF Small-Cap Equity	116,267,537	2,089,610	2,052,053	1,031,055	—	121,402,440
	$2,323,822,586	$151,204,956	$55,110,699	$17,539,238	$3,473,481	$2,419,328,909
Lifecycle 2045
TIAA-CREF Bond Plus	$23,037,275	$4,344,272	$75,350	$(4,057)	$162,541	$26,548,607
TIAA-CREF Emerging Markets Equity	34,192,423	3,310,857	5,973	(926)	—	34,225,079
TIAA-CREF Enhanced International Equity Index	45,699,423	5,946,927	2,359,770	12,777	—	49,261,534
TIAA-CREF Enhanced Large-Cap Growth Index	66,999,976	7,660,880	618,886	(6,531)	—	74,546,293
TIAA-CREF Enhanced Large-Cap Value Index	72,367,455	1,331,783	744,917	(2,608)	—	73,612,665
TIAA-CREF Global Natural Resources	14,544,872	1,188,113	—	—	—	15,379,860
TIAA-CREF Growth & Income	60,744,812	3,547,021	641,114	2,785	229,427	64,238,265
TIAA-CREF High-Yield	35,217,279	5,636,252	—	—	518,333	39,540,000
TIAA-CREF International Equity	52,450,275	6,386,105	33,960	(734)	—	59,058,756
TIAA-CREF International Opportunities	9,742,424	13,254,897	1,120	(68)	—	22,593,814
TIAA-CREF Large-Cap Growth	67,211,738	7,498,428	137,261	(4,582)	—	76,131,113
TIAA-CREF Large-Cap Value	72,388,174	2,297,747	692,504	(302)	—	74,653,571
TIAA-CREF Mid-Cap Growth	4,219,050	1,139,145	73,971	488	—	5,454,611
TIAA-CREF Mid-Cap Value	5,011,201	92,572	62,844	(574)	—	5,086,433
TIAA-CREF Money Market	2,004,612	13,204	1,944,530	—	5	73,286
TIAA-CREF Small-Cap Equity	29,783,095	1,907,641	222,891	(3,291)	—	32,781,354
	$595,614,084	$65,555,844	$7,615,091	$(7,623)	$910,306	$653,185,241
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle 2050
TIAA-CREF Bond Plus	$12,512,483	$2,601,927	$67,430	$(3,262)	$89,322	$14,630,242
TIAA-CREF Emerging Markets Equity	18,734,601	1,873,920	6,902	(917)	—	18,807,129
TIAA-CREF Enhanced International Equity Index	25,043,057	3,596,446	1,482,490	10,914	—	27,142,475
TIAA-CREF Enhanced Large-Cap Growth Index	36,694,091	4,612,121	389,092	(3,597)	—	41,190,664
TIAA-CREF Enhanced Large-Cap Value Index	39,650,596	1,224,768	555,737	1,395	—	40,675,652
TIAA-CREF Global Natural Resources	7,966,483	699,688	—	—	—	8,472,420
TIAA-CREF Growth & Income	33,235,345	2,327,074	362,897	2,286	125,850	35,517,240
TIAA-CREF High-Yield	19,190,857	3,414,404	—	—	284,879	21,882,349
TIAA-CREF International Equity	28,664,588	3,871,025	32,245	(632)	—	32,639,490
TIAA-CREF International Opportunities	5,337,165	7,577,311	—	—	—	12,676,959
TIAA-CREF Large-Cap Growth	36,841,092	4,385,607	95,233	(3,016)	—	41,982,426
TIAA-CREF Large-Cap Value	39,673,334	1,799,779	573,626	4,817	—	41,253,253
TIAA-CREF Mid-Cap Growth	2,312,362	659,939	40,873	127	—	3,024,401
TIAA-CREF Mid-Cap Value	2,746,851	95,120	134,083	4,435	—	2,735,784
TIAA-CREF Money Market	1,092,776	7,408	1,059,898	—	3	40,285
TIAA-CREF Small-Cap Equity	16,322,873	1,210,917	144,495	(2,318)	—	18,106,255
	$326,018,554	$39,957,454	$4,945,001	$10,232	$500,054	$360,777,024
Lifecycle 2055
TIAA-CREF Bond Plus	$1,291,213	$356,771	$—	$—	$9,404	$1,604,665
TIAA-CREF Emerging Markets Equity	1,900,421	337,246	6,846	(1,276)	—	2,044,678
TIAA-CREF Enhanced International Equity Index	2,535,500	592,017	144,235	(513)	—	2,977,533
TIAA-CREF Enhanced Large-Cap Growth Index	3,695,533	796,085	—	—	—	4,518,749
TIAA-CREF Enhanced Large-Cap Value Index	4,001,939	440,575	1,410	(27)	—	4,469,835
TIAA-CREF Global Natural Resources	801,521	136,800	33,835	(3,972)	—	885,081
TIAA-CREF Growth & Income	3,343,702	529,084	376	(7)	12,963	3,902,475
TIAA-CREF High-Yield	1,966,828	515,128	—	—	30,091	2,407,055
TIAA-CREF International Equity	2,873,148	695,068	601	(27)	—	3,578,062
TIAA-CREF International Opportunities	543,009	939,526	—	—	—	1,458,429
TIAA-CREF Large-Cap Growth	3,743,487	792,258	2,155	(68)	—	4,620,959
TIAA-CREF Large-Cap Value	4,034,798	485,494	957	(18)	—	4,548,198
TIAA-CREF Mid-Cap Growth	233,017	90,272	—	—	—	333,103
TIAA-CREF Mid-Cap Value	277,072	17,734	3,270	60	—	294,091
TIAA-CREF Money Market	109,458	1,034	106,120	—	—	4,372
TIAA-CREF Small-Cap Equity	1,649,970	268,108	1,580	(16)	—	1,989,072
	$33,000,616	$6,993,200	$301,385	$(5,864)	$52,458	$39,636,357
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$210,661,859	$20,511,406	$(1,984,088)	$18,527,318
Lifecycle 2010	821,559,252	101,864,087	(4,694,201)	97,169,886
Lifecycle 2015	1,326,602,621	113,169,523	(20,659,768)	92,509,755
Lifecycle 2020	1,741,248,301	182,318,215	(26,712,548)	155,605,667
Lifecycle 2025	1,685,429,311	204,817,682	(23,874,737)	180,942,945
Lifecycle 2030	1,579,966,261	227,773,714	(19,466,584)	208,307,130
Lifecycle 2035	1,571,767,647	260,005,170	(15,785,876)	244,219,294
Lifecycle 2040	2,064,082,425	375,040,865	(19,794,381)	355,246,484
Lifecycle 2045	562,116,167	94,639,040	(3,569,966)	91,069,074
Lifecycle 2050	312,291,762	50,458,636	(1,973,374)	48,485,262
Lifecycle 2055	36,356,490	3,511,087	(231,220)	3,279,867

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 50.2%
1,328,366	TIAA-CREF Bond Index Fund	$14,000,975
	TOTAL FIXED INCOME	14,000,975

INFLATION-PROTECTED ASSETS - 10.0%
244,909	TIAA-CREF Inflation-Linked Bond Fund	2,784,621
	TOTAL INFLATION-PROTECTED ASSETS	2,784,621

INTERNATIONAL EQUITY - 12.0%
78,519	TIAA-CREF Emerging Markets Equity Index Fund	761,637
147,730	TIAA-CREF International Equity Index Fund	2,571,979
	TOTAL INTERNATIONAL EQUITY	3,333,616

U.S. EQUITY - 27.8%
613,334	TIAA-CREF Equity Index Fund	7,746,409
	TOTAL U.S. EQUITY	7,746,409

	TOTAL TIAA-CREF FUNDS	27,865,621
	(Cost $25,827,683)

	TOTAL INVESTMENTS - 100.0%	27,865,621
	(Cost $25,827,683)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(8,904)
	NET ASSETS - 100.0%	$27,856,717

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 46.0%
5,304,571	TIAA-CREF Bond Index Fund	$55,910,176
	TOTAL FIXED INCOME	55,910,176

INFLATION-PROTECTED ASSETS - 7.2%
771,454	TIAA-CREF Inflation-Linked Bond Fund	8,771,436
	TOTAL INFLATION-PROTECTED ASSETS	8,771,436

INTERNATIONAL EQUITY - 14.0%
399,439	TIAA-CREF Emerging Markets Equity Index Fund	3,874,563
754,555	TIAA-CREF International Equity Index Fund	13,136,808
	TOTAL INTERNATIONAL EQUITY	17,011,371

U.S. EQUITY - 32.4%
3,114,694	TIAA-CREF Equity Index Fund	39,338,579
	TOTAL U.S. EQUITY	39,338,579

	TOTAL TIAA-CREF FUNDS	121,031,562
	(Cost $108,477,011)

	TOTAL INVESTMENTS - 99.6%	121,031,562
	(Cost $108,477,011)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	522,302
	NET ASSETS - 100.0%	$121,553,864

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 41.8%
8,716,513	TIAA-CREF Bond Index Fund	$91,872,049
	TOTAL FIXED INCOME	91,872,049

INFLATION-PROTECTED ASSETS - 5.2%
1,008,418	TIAA-CREF Inflation-Linked Bond Fund	11,465,712
	TOTAL INFLATION-PROTECTED ASSETS	11,465,712

INTERNATIONAL EQUITY - 15.8%
817,553	TIAA-CREF Emerging Markets Equity Index Fund	7,930,263
1,540,095	TIAA-CREF International Equity Index Fund	26,813,045
	TOTAL INTERNATIONAL EQUITY	34,743,308

U.S. EQUITY - 36.7%
6,370,718	TIAA-CREF Equity Index Fund	80,462,173
	TOTAL U.S. EQUITY	80,462,173

	TOTAL TIAA-CREF FUNDS	218,543,242
	(Cost $195,732,957)

	TOTAL INVESTMENTS - 99.5%	218,543,242
	(Cost $195,732,957)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,067,779
	NET ASSETS - 100.0%	$219,611,021

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 35.9%
10,407,764	TIAA-CREF Bond Index Fund	$109,697,830
	TOTAL FIXED INCOME	109,697,830

INFLATION-PROTECTED ASSETS - 3.2%
868,955	TIAA-CREF Inflation-Linked Bond Fund	9,880,014
	TOTAL INFLATION-PROTECTED ASSETS	9,880,014

INTERNATIONAL EQUITY - 18.2%
1,309,885	TIAA-CREF Emerging Markets Equity Index Fund	12,705,884
2,473,590	TIAA-CREF International Equity Index Fund	43,065,207
	TOTAL INTERNATIONAL EQUITY	55,771,091

U.S. EQUITY - 42.2%
10,199,375	TIAA-CREF Equity Index Fund	128,818,102
	TOTAL U.S. EQUITY	128,818,102

	TOTAL TIAA-CREF FUNDS	304,167,037
	(Cost $270,728,035)

	TOTAL INVESTMENTS - 99.5%	304,167,037
	(Cost $270,728,035)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,460,252
	NET ASSETS - 100.0%	$305,627,289

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 29.9%
8,571,256	TIAA-CREF Bond Index Fund	$90,341,039
	TOTAL FIXED INCOME	90,341,039

INFLATION-PROTECTED ASSETS - 1.2%
328,111	TIAA-CREF Inflation-Linked Bond Fund	3,730,627
	TOTAL INFLATION-PROTECTED ASSETS	3,730,627

INTERNATIONAL EQUITY - 20.7%
1,469,119	TIAA-CREF Emerging Markets Equity Index Fund	14,250,450
2,767,395	TIAA-CREF International Equity Index Fund	48,180,338
	TOTAL INTERNATIONAL EQUITY	62,430,788

U.S. EQUITY - 47.7%
11,425,475	TIAA-CREF Equity Index Fund	144,303,754
	TOTAL U.S. EQUITY	144,303,754

	TOTAL TIAA-CREF FUNDS	300,806,208
	(Cost $264,654,631)

	TOTAL INVESTMENTS - 99.5%	300,806,208
	(Cost $264,654,631)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,547,061
	NET ASSETS - 100.0%	$302,353,269

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 23.1%
6,794,618	TIAA-CREF Bond Index Fund	$71,615,275
	TOTAL FIXED INCOME	71,615,275

INTERNATIONAL EQUITY - 23.1%
1,682,948	TIAA-CREF Emerging Markets Equity Index Fund	16,324,592
3,170,137	TIAA-CREF International Equity Index Fund	55,192,089
	TOTAL INTERNATIONAL EQUITY	71,516,681

U.S. EQUITY - 53.3%
13,069,100	TIAA-CREF Equity Index Fund	165,062,727
	TOTAL U.S. EQUITY	165,062,727

	TOTAL TIAA-CREF FUNDS	308,194,683
	(Cost $265,092,548)

	TOTAL INVESTMENTS - 99.5%	308,194,683
	(Cost $265,092,548)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,544,067
	NET ASSETS - 100.0%	$309,738,750

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 15.1%
4,311,627	TIAA-CREF Bond Index Fund	$45,444,544
	TOTAL FIXED INCOME	45,444,544

INTERNATIONAL EQUITY - 25.5%
1,807,030	TIAA-CREF Emerging Markets Equity Index Fund	17,528,194
3,412,757	TIAA-CREF International Equity Index Fund	59,416,107
	TOTAL INTERNATIONAL EQUITY	76,944,301

U.S. EQUITY - 58.9%
14,054,990	TIAA-CREF Equity Index Fund	177,514,522
	TOTAL U.S. EQUITY	177,514,522

	TOTAL TIAA-CREF FUNDS	299,903,367
	(Cost $254,493,608)

	TOTAL INVESTMENTS - 99.5%	299,903,367
	(Cost $254,493,608)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,601,464
	NET ASSETS - 100.0%	$301,504,831

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 10.1%
3,478,930	TIAA-CREF Bond Index Fund	$36,667,917
	TOTAL FIXED INCOME	36,667,917

INTERNATIONAL EQUITY - 27.0%
2,308,666	TIAA-CREF Emerging Markets Equity Index Fund	22,394,060
4,341,462	TIAA-CREF International Equity Index Fund	75,584,857
	TOTAL INTERNATIONAL EQUITY	97,978,917

U.S. EQUITY - 62.3%
17,903,452	TIAA-CREF Equity Index Fund	226,120,602
	TOTAL U.S. EQUITY	226,120,602

	TOTAL TIAA-CREF FUNDS	360,767,436
	(Cost $299,334,866)

	TOTAL INVESTMENTS - 99.4%	360,767,436
	(Cost $299,334,866)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	2,091,317
	NET ASSETS - 100.0%	$362,858,753

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.1%
1,395,593	TIAA-CREF Bond Index Fund	$14,709,553
	TOTAL FIXED INCOME	14,709,553

INTERNATIONAL EQUITY - 26.9%
926,821	TIAA-CREF Emerging Markets Equity Index Fund	8,990,168
1,743,567	TIAA-CREF International Equity Index Fund	30,355,504
	TOTAL INTERNATIONAL EQUITY	39,345,672

U.S. EQUITY - 62.1%
7,188,699	TIAA-CREF Equity Index Fund	90,793,273
	TOTAL U.S. EQUITY	90,793,273

	TOTAL TIAA-CREF FUNDS	144,848,498
	(Cost $124,652,862)

	TOTAL INVESTMENTS - 99.1%	144,848,498
	(Cost $124,652,862)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	1,365,204
	NET ASSETS - 100.0%	$146,213,702

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 10.1%
926,411	TIAA-CREF Bond Index Fund	$9,764,374
	TOTAL FIXED INCOME	9,764,374

INTERNATIONAL EQUITY - 26.9%
614,519	TIAA-CREF Emerging Markets Equity Index Fund	5,960,834
1,157,608	TIAA-CREF International Equity Index Fund	20,153,948
	TOTAL INTERNATIONAL EQUITY	26,114,782

U.S. EQUITY - 62.2%
4,769,977	TIAA-CREF Equity Index Fund	60,244,810
	TOTAL U.S. EQUITY	60,244,810

	TOTAL TIAA-CREF FUNDS	96,123,966
	(Cost $82,935,958)

	TOTAL INVESTMENTS - 99.2%	96,123,966
	(Cost $82,935,958)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	772,172
	NET ASSETS - 100.0%	$96,896,138

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 10.1%
175,830	TIAA-CREF Bond Index Fund	$1,853,252
	TOTAL FIXED INCOME	1,853,252

INTERNATIONAL EQUITY - 27.0%
116,598	TIAA-CREF Emerging Markets Equity Index Fund	1,130,998
219,704	TIAA-CREF International Equity Index Fund	3,825,052
	TOTAL INTERNATIONAL EQUITY	4,956,050

U.S. EQUITY - 62.3%
906,258	TIAA-CREF Equity Index Fund	11,446,037
	TOTAL U.S. EQUITY	11,446,037

	TOTAL TIAA-CREF FUNDS	18,255,339
	(Cost $16,472,352)

	TOTAL INVESTMENTS - 99.4%	18,255,339
	(Cost $16,472,352)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	114,614
	NET ASSETS - 100.0%	$18,369,953

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively, the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2013, there were no transfers between levels by the Funds.

As of August 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$12,888,761	$1,575,363	$138,263	$(5,857)	$61,428	$14,000,975
TIAA-CREF Emerging Markets Equity Index	617,278	205,549	14,843	(2,452)	—	761,637
TIAA-CREF Equity Index	7,936,920	619,897	930,908	56,292	—	7,746,409
TIAA-CREF Inflation-Linked Bond	2,536,557	403,635	24,409	(2,382)	17,963	2,784,621
TIAA-CREF International Equity Index	1,914,193	656,404	9,461	(177)	—	2,571,979
	$25,893,709	$3,460,848	$1,117,884	$45,424	$79,391	$27,865,621
Lifecycle Index 2010
TIAA-CREF Bond Index	$54,624,002	$4,656,635	$2,012,243	$(83,917)	$251,582	$55,910,176
TIAA-CREF Emerging Markets Equity Index	3,366,450	930,783	172,798	(30,629)	—	3,874,563
TIAA-CREF Equity Index	43,210,182	1,154,548	5,660,987	701,966	—	39,338,579
TIAA-CREF Inflation-Linked Bond	8,406,463	1,068,969	272,576	(25,993)	58,671	8,771,436
TIAA-CREF International Equity Index	10,450,490	2,943,251	323,081	(8,150)	—	13,136,808
	$120,057,587	$10,754,186	$8,441,685	$553,277	$310,253	$121,031,562
Lifecycle Index 2015
TIAA-CREF Bond Index	$89,537,381	$8,482,708	$3,942,334	$(160,211)	$409,358	$91,872,049
TIAA-CREF Emerging Markets Equity Index	6,887,932	1,979,486	429,079	(79,228)	—	7,930,263
TIAA-CREF Equity Index	88,462,731	3,107,135	12,360,317	1,213,301	—	80,462,173
TIAA-CREF Inflation-Linked Bond	10,952,912	1,529,886	460,512	(44,082)	74,911	11,465,712
TIAA-CREF International Equity Index	21,439,375	6,031,611	777,084	(17,822)	—	26,813,045
	$217,280,331	$21,130,826	$17,969,326	$911,958	$484,269	$218,543,242
Lifecycle Index 2020
TIAA-CREF Bond Index	$103,316,245	$10,065,944	$1,114,535	$(45,205)	$480,946	$109,697,830
TIAA-CREF Emerging Markets Equity Index	10,677,043	3,072,969	248,990	(45,137)	—	12,705,884
TIAA-CREF Equity Index	137,763,410	4,285,742	15,172,643	1,265,991	—	128,818,102
TIAA-CREF Inflation-Linked Bond	9,048,049	1,370,433	72,203	(6,595)	62,893	9,880,014
TIAA-CREF International Equity Index	33,109,382	9,917,783	139,250	(5,107)	—	43,065,207
	$293,914,129	$28,712,871	$16,747,621	$1,163,947	$543,839	$304,167,037
Lifecycle Index 2025
TIAA-CREF Bond Index	$83,114,599	$9,627,617	$306,554	$(12,041)	$392,572	$90,341,039
TIAA-CREF Emerging Markets Equity Index	11,705,206	3,665,144	238,417	(42,164)	—	14,250,450
TIAA-CREF Equity Index	151,490,405	5,984,526	15,275,146	1,073,774	—	144,303,754
TIAA-CREF Inflation-Linked Bond	3,182,118	733,020	15,306	(1,353)	22,650	3,730,627
TIAA-CREF International Equity Index	36,301,879	11,882,138	186,022	(6,543)	—	48,180,338
	$285,794,207	$31,892,445	$16,021,445	$1,011,673	$415,222	$300,806,208
Lifecycle Index 2030
TIAA-CREF Bond Index	$65,901,186	$8,036,885	$654,705	$(26,261)	$312,024	$71,615,275
TIAA-CREF Emerging Markets Equity Index	13,562,490	4,023,976	245,446	(43,637)	—	16,324,592
TIAA-CREF Equity Index	176,080,869	5,931,400	19,359,992	1,315,515	—	165,062,727
TIAA-CREF International Equity Index	42,064,935	13,052,405	141,022	(6,231)	—	55,192,089
	$297,609,480	$31,044,666	$20,401,165	$1,239,386	$312,024	$308,194,683
Lifecycle Index 2035
TIAA-CREF Bond Index	$40,816,439	$5,847,787	$170,373	$(7,583)	$196,506	$45,444,544
TIAA-CREF Emerging Markets Equity Index	14,417,759	4,557,956	354,384	(71,104)	—	17,528,194
TIAA-CREF Equity Index	187,586,485	6,428,715	19,026,713	1,128,489	—	177,514,522
TIAA-CREF International Equity Index	44,782,566	14,457,351	36,838	(1,999)	—	59,416,107
	$287,603,249	$31,291,809	$19,588,308	$1,047,803	$196,506	$299,903,367
Lifecycle Index 2040
TIAA-CREF Bond Index	$33,938,226	$4,182,838	$592,403	$(24,152)	$160,331	$36,667,917
TIAA-CREF Emerging Markets Equity Index	18,378,061	5,548,666	141,908	(31,527)	—	22,394,060
TIAA-CREF Equity Index	239,073,787	6,013,811	22,233,323	1,511,188	—	226,120,602
TIAA-CREF International Equity Index	57,066,016	18,339,754	103,435	(2,532)	—	75,584,857
	$348,456,090	$34,085,069	$23,071,069	$1,452,977	$160,331	$360,767,436
Lifecycle Index 2045
TIAA-CREF Bond Index	$13,197,246	$2,020,724	$168,090	$(7,473)	$63,822	$14,709,553
TIAA-CREF Emerging Markets Equity Index	7,159,994	2,458,287	80,911	(17,092)	—	8,990,168
TIAA-CREF Equity Index	93,117,195	4,473,600	8,091,990	295,660	—	90,793,273
TIAA-CREF International Equity Index	22,206,624	8,175,234	140,604	(1,639)	—	30,355,504
	$135,681,059	$17,127,845	$8,481,595	$269,456	$63,822	$144,848,498
Lifecycle Index 2050
TIAA-CREF Bond Index	$8,709,213	$1,339,677	$60,245	$(2,573)	$42,150	$9,764,374
TIAA-CREF Emerging Markets Equity Index	4,718,994	1,737,742	132,715	(29,713)	—	5,960,834
TIAA-CREF Equity Index	61,290,258	2,963,386	4,857,340	180,436	—	60,244,810
TIAA-CREF International Equity Index	14,634,307	5,479,123	32,336	(1,514)	—	20,153,948
	$89,352,772	$11,519,928	$5,082,636	$146,636	$42,150	$96,123,966
Lifecycle Index 2055
TIAA-CREF Bond Index	$1,657,177	$245,811	$7,068	$(337)	$8,009	$1,853,252
TIAA-CREF Emerging Markets Equity Index	896,230	323,354	19,468	(5,493)	—	1,130,998
TIAA-CREF Equity Index	11,656,488	508,682	881,162	36,528	—	11,446,037
TIAA-CREF International Equity Index	2,779,713	1,033,662	2,061	(33)	—	3,825,052
	$16,989,608	$2,111,509	$909,759	$30,665	$8,009	$18,255,339
13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$25,827,683	$2,257,267	$(219,329)	$2,037,938
Lifecycle Index 2010	108,477,011	13,087,991	(533,440)	12,554,551
Lifecycle Index 2015	195,732,957	24,488,387	(1,678,102)	22,810,285
Lifecycle Index 2020	270,728,035	36,247,033	(2,808,031)	33,439,002
Lifecycle Index 2025	264,654,631	38,750,577	(2,599,000)	36,151,577
Lifecycle Index 2030	265,092,548	45,421,011	(2,318,876)	43,102,135
Lifecycle Index 2035	254,493,608	47,514,186	(2,104,427)	45,409,759
Lifecycle Index 2040	299,334,866	63,498,088	(2,065,518)	61,432,570
Lifecycle Index 2045	124,652,862	21,127,792	(932,156)	20,195,636
Lifecycle Index 2050	82,935,958	13,791,958	(603,950)	13,188,008
Lifecycle Index 2055	16,472,352	1,939,592	(156,605)	1,782,987
14

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 98.8%(a)

FIXED INCOME - 39.5%
457,015	TIAA-CREF Bond Fund	$4,670,692
500,913	TIAA-CREF Bond Plus Fund	5,189,458
51,130	TIAA-CREF High-Yield Fund	519,483
	TOTAL FIXED INCOME	10,379,633

INTERNATIONAL EQUITY - 6.4%
35,864	TIAA-CREF Emerging Markets Equity Fund	360,078
29,462	TIAA-CREF Enhanced International Equity Index Fund	221,551
7,490	TIAA-CREF Global Natural Resources Fund	70,104
79,491	TIAA-CREF International Equity Fund	817,170
21,145	TIAA-CREF International Opportunities Fund	209,334
	TOTAL INTERNATIONAL EQUITY	1,678,237

SHORT-TERM FIXED INCOME - 39.7%
2,614	TIAA-CREF Money Market Fund	2,614
1,006,238	TIAA-CREF Short-Term Bond Fund	10,414,563
	TOTAL SHORT-TERM FIXED INCOME	10,417,177

U.S. EQUITY - 13.2%
27,432	TIAA-CREF Enhanced Large-Cap Growth Index Fund	289,137
28,891	TIAA-CREF Enhanced Large-Cap Value Index Fund	285,447
63,689	TIAA-CREF Growth & Income Fund	740,707
65,061	TIAA-CREF Large-Cap Growth Fund	886,783
52,305	TIAA-CREF Large-Cap Value Fund	879,763
2,157	TIAA-CREF Mid-Cap Growth Fund	50,431
1,945	TIAA-CREF Mid-Cap Value Fund	42,096
15,991	TIAA-CREF Small-Cap Equity Fund	287,844
	TOTAL U.S. EQUITY	3,462,208

	TOTAL TIAA-CREF FUNDS	25,937,255
	(Cost $25,614,205)

	TOTAL INVESTMENTS - 98.8%	25,937,255
	(Cost $25,614,205)
	OTHER ASSETS & LIABILITIES, NET - 1.2%	313,288
	NET ASSETS - 100.0%	$26,250,543

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 40.1%
335,242	TIAA-CREF Bond Fund	$3,426,172
1,238,927	TIAA-CREF Bond Plus Fund	12,835,279
83,894	TIAA-CREF High-Yield Fund	852,365
	TOTAL FIXED INCOME	17,113,816

INTERNATIONAL EQUITY - 12.4%
104,366	TIAA-CREF Emerging Markets Equity Fund	1,047,830
137,562	TIAA-CREF Enhanced International Equity Index Fund	1,034,465
16,500	TIAA-CREF Global Natural Resources Fund	154,437
230,788	TIAA-CREF International Equity Fund	2,372,506
70,904	TIAA-CREF International Opportunities Fund	701,946
	TOTAL INTERNATIONAL EQUITY	5,311,184

SHORT-TERM FIXED INCOME - 20.1%
4,195	TIAA-CREF Money Market Fund	4,195
829,380	TIAA-CREF Short-Term Bond Fund	8,584,080
	TOTAL SHORT-TERM FIXED INCOME	8,588,275

U.S. EQUITY - 27.2%
96,884	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,021,159
102,270	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,010,430
210,695	TIAA-CREF Growth & Income Fund	2,450,384
214,674	TIAA-CREF Large-Cap Growth Fund	2,926,002
172,307	TIAA-CREF Large-Cap Value Fund	2,898,210
8,488	TIAA-CREF Mid-Cap Growth Fund	198,457
8,023	TIAA-CREF Mid-Cap Value Fund	173,621
52,657	TIAA-CREF Small-Cap Equity Fund	947,835
	TOTAL U.S. EQUITY	11,626,098

	TOTAL TIAA-CREF FUNDS	42,639,373
	(Cost $41,306,770)

	TOTAL INVESTMENTS - 99.8%	42,639,373
	(Cost $41,306,770)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	86,936
	NET ASSETS - 100.0%	$42,726,309

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 40.2%
1,847,764	TIAA-CREF Bond Plus Fund	$19,142,833
98,400	TIAA-CREF High-Yield Fund	999,746
	TOTAL FIXED INCOME	20,142,579

INTERNATIONAL EQUITY - 18.5%
177,431	TIAA-CREF Emerging Markets Equity Fund	1,781,409
268,350	TIAA-CREF Enhanced International Equity Index Fund	2,017,991
26,780	TIAA-CREF Global Natural Resources Fund	250,663
387,992	TIAA-CREF International Equity Fund	3,988,561
125,846	TIAA-CREF International Opportunities Fund	1,245,871
	TOTAL INTERNATIONAL EQUITY	9,284,495

SHORT-TERM FIXED INCOME - 0.0%
5,039	TIAA-CREF Money Market Fund	5,039
	TOTAL SHORT-TERM FIXED INCOME	5,039

U.S. EQUITY - 41.1%
173,896	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,832,864
183,664	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,814,598
370,789	TIAA-CREF Growth & Income Fund	4,312,277
379,522	TIAA-CREF Large-Cap Growth Fund	5,172,890
303,659	TIAA-CREF Large-Cap Value Fund	5,107,536
15,776	TIAA-CREF Mid-Cap Growth Fund	368,853
15,025	TIAA-CREF Mid-Cap Value Fund	325,145
92,829	TIAA-CREF Small-Cap Equity Fund	1,670,926
	TOTAL U.S. EQUITY	20,605,089

	TOTAL TIAA-CREF FUNDS	50,037,202
	(Cost $47,711,990)

	TOTAL INVESTMENTS - 99.8%	50,037,202
	(Cost $47,711,990)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	99,246
	NET ASSETS - 100.0%	$50,136,448

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 20.2%
520,858	TIAA-CREF Bond Plus Fund	$5,396,089
59,031	TIAA-CREF High-Yield Fund	599,753
	TOTAL FIXED INCOME	5,995,842

INTERNATIONAL EQUITY - 24.5%
139,224	TIAA-CREF Emerging Markets Equity Fund	1,397,810
224,553	TIAA-CREF Enhanced International Equity Index Fund	1,688,638
18,552	TIAA-CREF Global Natural Resources Fund	173,649
301,483	TIAA-CREF International Equity Fund	3,099,242
93,482	TIAA-CREF International Opportunities Fund	925,471
	TOTAL INTERNATIONAL EQUITY	7,284,810

SHORT-TERM FIXED INCOME - 0.0%
3,034	TIAA-CREF Money Market Fund	3,034
	TOTAL SHORT-TERM FIXED INCOME	3,034

U.S. EQUITY - 54.9%
140,164	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,477,333
147,642	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,458,699
295,035	TIAA-CREF Growth & Income Fund	3,431,260
298,666	TIAA-CREF Large-Cap Growth Fund	4,070,819
238,393	TIAA-CREF Large-Cap Value Fund	4,009,768
12,787	TIAA-CREF Mid-Cap Growth Fund	298,950
12,144	TIAA-CREF Mid-Cap Value Fund	262,807
73,347	TIAA-CREF Small-Cap Equity Fund	1,320,243
	TOTAL U.S. EQUITY	16,329,879

	TOTAL TIAA-CREF FUNDS	29,613,565
	(Cost $26,681,869)

	TOTAL INVESTMENTS - 99.6%	29,613,565
	(Cost $26,681,869)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	133,364
	NET ASSETS - 100.0%	$29,746,929

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

INTERNATIONAL EQUITY - 30.7%
153,798	TIAA-CREF Emerging Markets Equity Fund	$1,544,137
258,055	TIAA-CREF Enhanced International Equity Index Fund	1,940,576
21,321	TIAA-CREF Global Natural Resources Fund	199,568
335,904	TIAA-CREF International Equity Fund	3,453,096
112,721	TIAA-CREF International Opportunities Fund	1,115,933
	TOTAL INTERNATIONAL EQUITY	8,253,310

SHORT-TERM FIXED INCOME - 0.0%
2,961	TIAA-CREF Money Market Fund	2,961
	TOTAL SHORT-TERM FIXED INCOME	2,961

U.S. EQUITY - 69.2%
160,302	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,689,579
170,038	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,679,972
337,287	TIAA-CREF Growth & Income Fund	3,922,646
339,466	TIAA-CREF Large-Cap Growth Fund	4,626,921
271,539	TIAA-CREF Large-Cap Value Fund	4,567,279
14,685	TIAA-CREF Mid-Cap Growth Fund	343,345
14,126	TIAA-CREF Mid-Cap Value Fund	305,697
83,278	TIAA-CREF Small-Cap Equity Fund	1,499,013
	TOTAL U.S. EQUITY	18,634,452

	TOTAL TIAA-CREF FUNDS	26,890,723
	(Cost $23,161,332)

	TOTAL INVESTMENTS - 99.9%	26,890,723
	(Cost $23,161,332)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	35,571
	NET ASSETS - 100.0%	$26,926,294

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2013, there were no transfers between levels by the Funds.

As of August 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifestyle Income
TIAA-CREF Bond	$4,121,201	$826,389	$147,971	$(9,525)	$26,240	$4,670,692
TIAA-CREF Bond Plus	4,588,052	885,572	133,548	(6,558)	31,933	5,189,458
TIAA-CREF Emerging Markets Equity	409,204	22,329	34,925	(3,130)	—	360,078
TIAA-CREF Enhanced International Equity Index	300,634	30,812	112,533	17,142	—	221,551
TIAA-CREF Enhanced Large-Cap Growth Index	237,703	64,481	14,770	854	—	289,137
TIAA-CREF Enhanced Large-Cap Value Index	260,947	40,905	18,680	1,665	—	285,447
TIAA-CREF Global Natural Resources	43,152	31,043	2,785	(153)	—	70,104
TIAA-CREF Growth & Income	696,245	76,055	38,547	2,526	2,679	740,707
TIAA-CREF High-Yield	464,498	82,800	10,442	(484)	6,762	519,483
TIAA-CREF International Equity	742,456	116,231	43,735	9,169	—	817,170
TIAA-CREF International Opportunities	84,320	130,055	524	(28)	—	209,334
TIAA-CREF Large-Cap Growth	730,882	169,220	31,213	2,232	—	886,783
TIAA-CREF Large-Cap Value	790,893	119,725	38,564	4,430	—	879,763
TIAA-CREF Mid-Cap Growth	42,927	14,712	8,549	370	—	50,431
TIAA-CREF Mid-Cap Value	52,121	2,078	12,714	1,373	—	42,096
TIAA-CREF Money Market	77,992	549	75,927	—	—	2,614
TIAA-CREF Short-Term Bond	9,287,620	1,610,235	371,491	(5,913)	34,696	10,414,563
TIAA-CREF Small-Cap Equity	256,418	33,555	13,422	992	—	287,844
	$23,187,265	$4,256,746	$1,110,340	$14,962	$102,310	$25,937,255
Lifestyle Conservative
TIAA-CREF Bond	$2,643,574	$904,859	$35,630	$(2,430)	$18,325	$3,426,172
TIAA-CREF Bond Plus	9,965,714	3,372,078	157,186	(8,050)	75,684	12,835,279
TIAA-CREF Emerging Markets Equity	1,000,827	159,606	15,235	(1,320)	—	1,047,830
TIAA-CREF Enhanced International Equity Index	983,232	190,806	143,077	26,764	—	1,034,465
TIAA-CREF Enhanced Large-Cap Growth Index	775,983	248,568	11,591	1,473	—	1,021,159
TIAA-CREF Enhanced Large-Cap Value Index	845,193	171,970	14,464	1,650	—	1,010,430
TIAA-CREF Global Natural Resources	85,593	115,108	43,548	(2,953)	—	154,437
TIAA-CREF Growth & Income	2,028,602	427,389	28,546	2,793	8,149	2,450,384
TIAA-CREF High-Yield	677,708	218,337	17,807	(788)	10,693	852,365
TIAA-CREF International Equity	1,917,657	477,388	31,597	3,271	—	2,372,506
TIAA-CREF International Opportunities	247,481	474,932	7,070	(275)	—	701,946
TIAA-CREF Large-Cap Growth	2,245,581	651,521	32,057	3,498	—	2,926,002
TIAA-CREF Large-Cap Value	2,420,696	493,989	37,660	3,758	—	2,898,210
TIAA-CREF Mid-Cap Growth	124,326	69,895	1,894	479	—	198,457
TIAA-CREF Mid-Cap Value	151,236	32,996	12,420	2,836	—	173,621
TIAA-CREF Money Market	98,581	942	95,328	—	—	4,195
TIAA-CREF Short-Term Bond	6,732,464	2,030,420	94,320	(1,511)	27,335	8,584,080
TIAA-CREF Small-Cap Equity	750,322	173,331	11,515	1,539	—	947,835
	$33,694,770	$10,214,135	$790,945	$30,734	$140,186	$42,639,373
Lifestyle Moderate
TIAA-CREF Bond Plus	$13,676,416	$6,018,506	$73,760	$(3,786)	$106,140	$19,142,833
TIAA-CREF Emerging Markets Equity	1,536,827	414,797	16,869	(2,378)	—	1,781,409
TIAA-CREF Enhanced International Equity Index	1,684,722	536,318	199,790	28,179	—	2,017,991
TIAA-CREF Enhanced Large-Cap Growth Index	1,306,176	548,985	32,723	1,071	—	1,832,864
TIAA-CREF Enhanced Large-Cap Value Index	1,419,426	424,614	37,212	921	—	1,814,598
TIAA-CREF Global Natural Resources	93,205	186,279	25,425	(2,197)	—	250,663
TIAA-CREF Growth & Income	3,298,387	1,056,744	71,632	1,131	13,182	4,312,277
TIAA-CREF High-Yield	737,799	299,526	8,298	(404)	11,919	999,746
TIAA-CREF International Equity	2,996,225	1,041,037	56,728	2,916	—	3,988,561
TIAA-CREF International Opportunities	406,027	876,613	14,704	(258)	—	1,245,871
TIAA-CREF Large-Cap Growth	3,685,065	1,447,266	50,710	1,441	—	5,172,890
TIAA-CREF Large-Cap Value	3,972,080	1,174,120	60,993	2,961	—	5,107,536
TIAA-CREF Mid-Cap Growth	224,723	142,684	8,586	180	—	368,853
TIAA-CREF Mid-Cap Value	268,398	67,857	13,227	1,089	—	325,145
TIAA-CREF Money Market	114,478	1,494	110,933	—	—	5,039
TIAA-CREF Small-Cap Equity	1,220,410	424,786	28,754	733	—	1,670,926
	$36,640,364	$14,661,626	$810,344	$31,599	$131,241	$50,037,202

7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Lifestyle Growth
TIAA-CREF Bond Plus	$4,525,453	$1,114,514	$93,197	$(4,245)	$32,271	$5,396,089
TIAA-CREF Emerging Markets Equity	1,395,916	173,306	39,180	(3,878)	—	1,397,810
TIAA-CREF Enhanced International Equity Index	1,608,760	217,911	137,205	22,237	—	1,688,638
TIAA-CREF Enhanced Large-Cap Growth Index	1,240,964	256,630	28,747	(404)	—	1,477,333
TIAA-CREF Enhanced Large-Cap Value Index	1,345,997	168,071	64,932	5,351	—	1,458,699
TIAA-CREF Global Natural Resources	66,002	136,659	26,026	(2,980)	—	173,649
TIAA-CREF Growth & Income	3,079,899	408,759	84,871	281	11,701	3,431,260
TIAA-CREF High-Yield	520,335	112,909	13,947	(595)	7,677	599,753
TIAA-CREF International Equity	2,765,701	382,107	59,617	3,190	—	3,099,242
TIAA-CREF International Opportunities	369,190	583,621	13,000	(104)	—	925,471
TIAA-CREF Large-Cap Growth	3,452,311	588,606	49,184	1,638	—	4,070,819
TIAA-CREF Large-Cap Value	3,718,242	460,174	193,374	12,877	—	4,009,768
TIAA-CREF Mid-Cap Growth	220,443	76,613	6,693	216	—	298,950
TIAA-CREF Mid-Cap Value	261,023	33,231	33,553	4,163	—	262,807
TIAA-CREF Money Market	78,860	673	76,499	—	—	3,034
TIAA-CREF Small-Cap Equity	1,139,242	158,245	26,509	284	—	1,320,243
	$25,788,338	$4,872,029	$946,534	$38,031	$51,649	$29,613,565
Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$1,597,498	$133,453	$38,486	$(3,885)	$—	$1,544,137
TIAA-CREF Enhanced International Equity Index	1,914,704	192,943	167,311	24,820	—	1,940,576
TIAA-CREF Enhanced Large-Cap Growth Index	1,422,057	273,459	15,847	82	—	1,689,579
TIAA-CREF Enhanced Large-Cap Value Index	1,539,921	151,874	25,632	159	—	1,679,972
TIAA-CREF Global Natural Resources	60,530	143,871	2,138	(276)	—	199,568
TIAA-CREF Growth & Income	3,497,691	428,420	38,537	1,720	13,709	3,922,646
TIAA-CREF International Equity	3,189,405	340,807	92,765	14,147	—	3,453,096
TIAA-CREF International Opportunities	440,163	699,488	4,182	(31)	—	1,115,933
TIAA-CREF Large-Cap Growth	3,906,314	659,487	33,779	(195)	—	4,626,921
TIAA-CREF Large-Cap Value	4,209,735	482,000	158,074	957	—	4,567,279
TIAA-CREF Mid-Cap Growth	256,924	76,851	209	(4)	—	343,345
TIAA-CREF Mid-Cap Value	302,783	23,788	24,297	3,485	—	305,697
TIAA-CREF Money Market	69,616	641	67,296	—	—	2,961
TIAA-CREF Small-Cap Equity	1,289,504	168,704	16,937	364	—	1,499,013
	$23,696,845	$3,775,786	$685,490	$41,343	$13,709	$26,890,723

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$25,614,205	$645,596	$(322,546)	$323,050
Lifestyle Conservative	41,306,770	1,866,752	(534,149)	1,332,603
Lifestyle Moderate	47,711,990	2,879,246	(554,034)	2,325,212
Lifestyle Growth	26,681,869	3,088,908	(157,212)	2,931,696
Lifestyle Aggressive Growth	23,161,332	3,772,645	(43,254)	3,729,391
8

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.3%
23,939,692	TIAA-CREF Bond Plus Fund	$248,015,214
1,282,947	TIAA-CREF High-Yield Fund	13,034,745
	TOTAL FIXED INCOME	261,049,959

INTERNATIONAL EQUITY - 17.3%
2,395,418	TIAA-CREF Emerging Markets Equity Fund	24,050,001
4,133,057	TIAA-CREF Enhanced International Equity Index Fund	31,080,590
272,554	TIAA-CREF Global Natural Resources Fund	2,551,108
3,938,327	TIAA-CREF International Equity Fund	40,486,001
1,407,704	TIAA-CREF International Opportunities Fund	13,936,265
	TOTAL INTERNATIONAL EQUITY	112,103,965

SHORT-TERM FIXED INCOME - 0.0%
72,515	TIAA-CREF Money Market Fund	72,515
	TOTAL SHORT-TERM FIXED INCOME	72,515

U.S. EQUITY - 42.3%
4,779,212	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,372,890
5,026,460	TIAA-CREF Enhanced Large-Cap Value Index Fund	49,661,420
3,694,007	TIAA-CREF Growth & Income Fund	42,961,302
3,755,755	TIAA-CREF Large-Cap Growth Fund	51,190,943
3,007,317	TIAA-CREF Large-Cap Value Fund	50,583,067
149,519	TIAA-CREF Mid-Cap Growth Fund	3,495,766
143,665	TIAA-CREF Mid-Cap Value Fund	3,108,906
1,230,748	TIAA-CREF Small-Cap Equity Fund	22,153,466
	TOTAL U.S. EQUITY	273,527,760

	TOTAL TIAA-CREF FUNDS	646,754,199
	(Cost $586,872,542)

	TOTAL INVESTMENTS - 99.9%	646,754,199
	(Cost $586,872,542)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	658,832
	NET ASSETS - 100.0%	$647,413,031

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2013, there were no transfers between levels by the Fund.

As of August 31, 2013, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3 – affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Value at August 31, 2013
Managed Allocation
TIAA-CREF Bond Plus	$241,420,872	$14,931,806	$695,719	$(34,635)	$1,606,136	$248,015,214
TIAA-CREF Emerging Markets Equity	26,075,520	822,440	456,004	(31,141)	—	24,050,001
TIAA-CREF Enhanced International Equity Index	32,450,184	1,057,859	2,480,617	(475,777)	—	31,080,590
TIAA-CREF Enhanced Large-Cap Growth Index	50,680,829	1,732,432	2,396,689	188,068	—	50,372,890
TIAA-CREF Enhanced Large-Cap Value Index	54,723,929	—	5,662,495	502,371	—	49,661,420
TIAA-CREF Global Natural Resources	1,595,189	1,049,497	36,583	(3,469)	—	2,551,108
TIAA-CREF Growth & Income	46,375,544	572	3,930,529	712,224	168,704	42,961,302
TIAA-CREF High-Yield	13,018,324	591,487	115,389	(4,733)	179,564	13,034,745
TIAA-CREF International Equity	39,837,298	1,089,842	636,628	(118,524)	—	40,486,001
TIAA-CREF International Opportunities	7,084,276	7,158,114	—	—	—	13,936,265
TIAA-CREF Large-Cap Growth	49,648,612	1,306,146	918,948	99,836	—	51,190,943
TIAA-CREF Large-Cap Value	53,758,500	463,638	4,244,527	940,195	—	50,583,067
TIAA-CREF Mid-Cap Growth	2,957,928	590,586	154,022	16,290	—	3,495,766
TIAA-CREF Mid-Cap Value	3,567,100	2,218	502,676	111,165	—	3,108,906
TIAA-CREF Money Market	2,191,973	7,836	2,127,294	—	5	72,515
TIAA-CREF Small-Cap Equity	22,632,824	257,885	1,738,530	205,996	—	22,153,466
	$648,018,902	$31,062,358	$26,096,650	$2,107,866	$1,954,409	$646,754,199

Note 4 – investments

Net unrealized appreciation (depreciation): At August 31, 2013, the cost of portfolio investments for federal income tax purposes was $586,872,542. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $59,881,657, consisting of gross unrealized appreciation of $68,411,138, and gross unrealized depreciation of $(8,529,481).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: October 15, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 15, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: October 15, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer